Investment Property	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
Note 20
Investment Property

Investment property movements are detailed as follows:

	Lands	Buildings	Total
	ThCh$	ThCh$	ThCh$
As of January 1, 2021
Historic cost	5,693,446	2,837,857	8,531,303
Depreciation	-	(825,361)	(825,361)
Book Value	5,693,446	2,012,496	7,705,942

As of December 31, 2021
Depreciation	-	(86,129)	(86,129)
Conversion effect (cost)	(82,337)	(32,513)	(114,850)
Conversion effect (depreciation)	-	2,845	2,845
Other increases (decreases) (1)	1,502,451	541,355	2,043,806
Changes	1,420,114	425,558	1,845,672
Book Value	7,113,560	2,438,054	9,551,614

As of December 31, 2021
Historic cost	7,113,560	3,346,699	10,460,259
Depreciation	-	(908,645)	(908,645)
Book Value	7,113,560	2,438,054	9,551,614

As of December 31, 2022
Transfers from PPE (cost)	277	-	277
Impairment	(121,880)	-	(121,880)
Depreciation	-	(85,267)	(85,267)
Conversion effect (cost)	(1,859,082)	(712,681)	(2,571,763)
Conversion effect (depreciation)	-	66,700	66,700
Other increases (decreases) (1)	2,528,154	916,159	3,444,313
Changes	547,469	184,911	732,380
Book Value	7,661,029	2,622,965	10,283,994

As of December 31, 2022
Historic cost	7,661,029	3,550,177	11,211,206
Depreciation	-	(927,212)	(927,212)
Book Value	7,661,029	2,622,965	10,283,994
(1)	Corresponds to the financial effect of the application IAS 29 Financial reporting in hyperinflationary economies.

Investment property includes seventeen land properties, two offices and one apartment, situated in Chile, which are maintained for appreciation purposes, with one apartment for being leased and generating ThCh$ 4,534 revenues during period 2022 (ThCh$ 5,836 for the year ended December 31, 2021, and ThCh$ 5,868 for the year ended December 31, 2020). Additionally, there are four properties in Argentina, which are leased and generated an income for ThCh$ 337,638 for period 2022 (ThCh$ 84,859 for the year ended December 31, 2021 and ThCh$ 99,840 for the year ended December 31,2020). In addition, the expenses associated with such investment properties amounted to ThCh$ 87,499 for the period ended as of December 31, 2022 (ThCh$ 64,916 for the year ended December 31, 2021, and ThCh$ 69,533 for the year ended December 31, 2020).

The market valuation of investment properties exceeds 100% of the book value.

The fair value, of investment property that represent 100% of the carrying amount is ThCh$ 16,173,922.

Management has not detected evidence of impairment of investment property.

The Company does not maintain any pledge or restriction over investment property items.